Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

28. Subsequent events

     In 2012, we took delivery of additional four American Airlines aircraft of the remaining 31 aircraft. As of March 23, 2012, eight of the 35 aircraft have been financed under the Skyfunding facility.

     In 2012, we terminated the leases of three A320 aircraft and one A321 aircraft with one of our lessees, Kingfisher Airlines.

     In 2012, we have been assigned an investment grade corporate credit rating of BBB- with a stable outlook by Standard and Poor's Ratings Services.